Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 18, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Jul. 15, 2020
Contract balance			$ 0	$ 0
Material changes		$ 0